Leases - Schedule of Operating Leases (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 563,209	$ 159,685
Operating lease liabilities – current	205,792	142,076
Operating lease liabilities – non-current	361,763	22,582
Total operating lease liabilities	$ 567,555	$ 164,658
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3 years 8 months 1 day
Weighted average discount rate	3.40%